SHORT-TERM BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
SHORT-TERM BANK BORROWINGS
SHORT-TERM BANK BORROWINGS

8. SHORT-TERM BANK BORROWINGS

	As of December 31,
	2024	2025
	RMB	RMB
Secured borrowing	200,000,000	200,000,000
Unsecured borrowing	—	40,000,000

Short-term bank borrowings	200,000,000	240,000,000

In March 2023, the Group entered into a twelve-month secured loan facility agreement with a commercial bank in mainland China, pursuant to which the Group was entitled to utilize the facility for secured bank loans up to RMB160,000,000. The Group drew down RMB41,380,805 and RMB58,619,195 in June and August 2023, respectively, at 3.2% per annum, and repaid RMB100,000,000 in June 2024. In March and June 2024, the Group entered into two additional twelve - month secured loan facility agreements with the same bank, which were extended to mature in March and June 2026, respectively. Pursuant to each of the agreements, the Group was entitled to borrow up to RMB100,000,000 (RMB200,000,000 in aggregate). The Group drew down RMB100,000,000 under each facility (RMB200,000,000 in aggregate) at 3.0% per annum in 2024, and fully repaid in March and June 2025, respectively. The Group further drew down RMB100,000,000 in March 2025 at 2.6% per annum, and drew down RMB100,000,000 in June 2025 at 2.5% per annum. As of December 31, 2025, total outstanding borrowings under these loan facility agreements were RMB200,000,000, secured by a U.S. dollar deposit equivalent to RMB210,864,000 placed with the bank.

In March 2025, the Group entered into a twelve-month revolving loan facility agreement with a commercial bank in mainland China, pursuant to which the Group was entitled to utilize the facility for short-term bank loans up to RMB20,000,000. The Group drew down RMB20,000,000 in March 2025 at 2.6% per annum. As of December 31, 2025, total outstanding borrowings under this loan facility agreement were RMB20,000,000.

In December 2025, the Group entered into two twelve-month revolving loan facility agreements with a commercial bank in mainland China, pursuant to each of which the Group was entitled to utilize the facilities for short-term bank loans and bank acceptance notes up to RMB100,000,000 (RMB200,000,000 in aggregate). The Group drew down RMB20,000,000 in December 2025 at 2.3% per annum. As of December 31, 2025, total outstanding borrowings under these loan facility agreements were RMB20,000,000.

As of December 31, 2024 and 2025, the outstanding short-term bank borrowings bore weighted average interest rates of 3.0% and 2.5% per annum, respectively, and were denominated in RMB.